Interest income and expense (Tables)	6 Months Ended
Apr. 30, 2024
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting category.

	For the three months ended						For the six months ended
$ millions		2024 Apr. 30		2024 Jan. 31		2023 Apr. 30		2024 Apr. 30		2023 Apr. 30
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$11,032	$8,974	$11,056	$8,938	$9,440	$7,148	$22,088	$17,912	$18,488	$13,884
Debt securities measured at FVOCI (1)	905	n/a	867	n/a	659	n/a	1,772	n/a	1,258	n/a
Other (3)	836	518	811	547	584	348	1,647	1,065	1,197	667
Total	$12,773	$9,492	$12,734	$9,485	$10,683	$7,496	$25,507	$18,977	$20,943	$14,551
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.